Offerings	Oct. 21, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.250% Senior Notes due 2032
Amount Registered | shares	673,860,000
Proposed Maximum Offering Price per Unit	0.99959
Maximum Aggregate Offering Price	$ 673,583,717.40
Fee Rate	0.0087%
Amount of Registration Fee	$ 58,601.79
Offering Note	The securities sold in this offering are registered under the registrant's existing registration statement on Form S-3 (File No. 333-280979). The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $1,342,342,597.20. The amount registered, maximum aggregate offering price and registration fee have been calculated based on the U.S. dollar/euro exchange rate of USD1.1231:EUR 1.00, as of October 16, 2026, as published by the Board of Governors of the Federal Reserve System.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.625% Senior Notes due 2036
Amount Registered | shares	673,860,000
Proposed Maximum Offering Price per Unit	0.99243
Maximum Aggregate Offering Price	$ 668,758,879.80
Fee Rate	0.0087%
Amount of Registration Fee	$ 58,182.03
Offering Note	The securities sold in this offering are registered under the registrant's existing registration statement on Form S-3 (File No. 333-280979). The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $1,342,342,597.20. The amount registered, maximum aggregate offering price and registration fee have been calculated based on the U.S. dollar/euro exchange rate of USD1.1231:EUR 1.00, as of October 16, 2026, as published by the Board of Governors of the Federal Reserve System.